UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22049
Investment Company Act File Number

International Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

International Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 47.1%

		Principal
Security		Amount	U.S. $ Value
Australia — 0.4%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$126,619
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	132,866

Total Australia (identified cost $247,229)			$259,485

Belgium — 1.9%
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$318,704
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	316,964
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	478,301

Total Belgium (identified cost $1,050,311)			$1,113,969

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	255,806	$137,185

Total Brazil (identified cost $127,214)			$137,185

Canada — 2.4%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$121,984
Canada Housing Trust, 3.60%, 6/15/13	CAD	881,000	849,228
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	451,013

Total Canada (identified cost $1,391,851)			$1,422,225

Chile — 0.1%
Government of Chile, 2.10%, 9/1/15(2)	CLP	41,909,240	$74,289

Total Chile (identified cost $75,681)			$74,289

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	40,592,690	$32,168
Titulo Propiedad Ud, 1.63%, 7/13/16(4)	CRC	4,683,957	3,921

Total Costa Rica (identified cost $47,484)			$36,089

Czech Republic — 2.2%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,318,120

Total Czech Republic (identified cost $1,514,301)			$1,318,120

Denmark — 1.2%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,188
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	201,033

		Principal
Security		Amount	U.S. $ Value
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	$196,758
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	284,953

Total Denmark (identified cost $663,233)			$725,932

France — 14.2%
Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,954,405
Government of France, 4.00%, 10/25/13	EUR	905,000	1,373,258
Government of France, 4.00%, 4/25/14	EUR	570,000	866,023
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,835,584
Government of France, 5.50%, 4/25/29	EUR	745,000	1,255,939

Total France (identified cost $7,728,567)			$8,285,209

Georgia — 0.3%
Republic of Georgia, 7.50%, 4/15/13	USD	215,000	$185,072

Total Georgia (identified cost $146,273)			$185,072

Germany — 12.1%
Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,651,235
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,439,461
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,616,886
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,348,279

Total Germany (identified cost $6,431,023)			$7,055,861

Ghana — 0.2%
Ghana Government Bond, 13.69%, 3/15/10	GHS	140,000	$89,747

Total Ghana (identified cost $145,304)			$89,747

Indonesia — 0.5%
Republic of Indonesia, 11.625%, 3/4/19(5)	USD	200,000	$270,000

Total Indonesia (identified cost $209,054)			$270,000

Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(6)	USD	250,000	$171,875

Total Iraq (identified cost $140,294)			$171,875

Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28(7)	USD	45,000	$16,540

Total Ivory Coast (identified cost $16,407)			$16,540

		Principal
Security		Amount	U.S. $ Value
Macedonia — 0.4%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$221,547

Total Macedonia (identified cost $160,586)			$221,547

Netherlands — 2.0%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$519,136
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	317,268
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	328,231

Total Netherlands (identified cost $1,092,916)			$1,164,635

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(8)	PLN	648,377	$209,844

Total Poland (identified cost $180,424)			$209,844

South Korea — 0.2%
Republic of South Korea, 7.125%, 4/16/19	USD	100,000	$112,469

Total South Korea (identified cost $99,071)			$112,469

Sweden — 1.5%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$792,325
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,740

Total Sweden (identified cost $867,188)			$857,065

Turkey — 2.2%
Turkey Government Bond, 9.00%, 5/21/14(9)	TRY	373,139	$269,526
Turkey Government Bond, 10.00%, 2/15/12 (10)	TRY	516,930	372,160
Turkey Government Bond, 12.00%, 8/14/13 (11)	TRY	821,103	645,852

Total Turkey (identified cost $1,053,214)			$1,287,538

United Kingdom — 4.3%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$373,276
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	591,297
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	512,880
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	574,120
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	487,417

Total United Kingdom (identified cost $2,827,740)			$2,538,990

Total Foreign Government Bonds (identified cost $26,215,365)			$27,553,686

Foreign Corporate Bonds — 0.2%

		Principal
Security		Amount	U.S. $ Value
Kazakhstan — 0.2%
Kazkommerts International, 7.875%, 4/7/14(6)	USD	200,000	$133,000

Total Kazakhstan (identified cost $164,782)			$133,000

Total Foreign Corporate Bonds (identified cost $164,782)			$133,000

Mortgage-Backed Securities — 31.1%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29	$769,913	$817,215
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	909,613	1,015,715

Total Collateralized Mortgage Obligations (identified cost $1,750,848)		$1,832,930

Mortgage Pass-Throughs — 28.0%
Federal Home Loan Mortgage Corp.: 6.00% with maturity at 2016	$1,553,845	$1,649,391

		$1,649,391

Federal National Mortgage Association:
2.63% with maturity at 2035 (12)	$2,005,667	$2,052,675
4.39% with maturity at 2035 (12)	2,335,823	2,414,658
6.00% with maturity at 2019	372,008	394,028
6.50% with maturity at 2017 (13)	778,419	822,456
7.00% with various maturities to 2033	2,862,208	3,127,318
8.50% with maturity at 2032	925,185	1,064,101

		$9,875,236

Government National Mortgage Association:
7.00% with maturity at 2026	$1,036,462	$1,142,811
8.00% with maturity at 2016	1,505,794	1,625,384
9.00% with various maturities to 2024	1,786,392	2,066,539

		$4,834,734

Total Mortgage Pass-Throughs (identified cost $15,955,325)		$16,359,361

Total Mortgage-Backed Securities (identified cost $17,706,173)		$18,192,291

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY910,000	107.75	4/6/10	$35,294

Total Currency Options Purchased (identified cost $163,800)				$35,294

Short-Term Investments — 21.7%

Foreign Government Securities — 4.0%

		Principal
Security		Amount	U.S. $ Value
Egypt — 1.0%
Egypt Treasury Bill, 0.00%, 10/27/09	EGP	400,000	$70,434
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	1,675,000	294,387
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	1,250,000	218,866

Total Egypt (identified cost $583,566)			$583,687

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/09	ISK	573,000	$3,810
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	3,152,000	20,736
Iceland Treasury Note, 7.00%, 3/17/10	ISK	1,965,000	13,204

Total Iceland (identified cost $35,689)			$37,750

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	70,000,000	$46,203
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	68,160,000	44,997
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	68,000,000	44,850
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	72,000,000	47,399
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	66,300,000	42,955
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	101,950,000	65,950
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	105,910,000	68,405
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	102,000,000	65,776
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	68,000,000	43,711
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	68,000,000	45,461
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	66,180,000	44,279

Total Lebanon (identified cost $562,026)			$559,986

South Korea — 0.7%
Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	130,000,000	$105,571
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	240,000,000	$195,773
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	107,040,000	87,790

Total South Korea (identified cost $374,889)			$389,134

Sri Lanka — 1.3%
Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	14,500,000	$128,398
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	23,030,000	195,333

		Principal
Security		Amount	U.S. $ Value
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	17,000,000	$143,753
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	24,000,000	198,896
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	10,625,000	88,194

Total Sri Lanka (identified cost $754,820)			$754,574

Total Foreign Government Securities (identified cost $2,310,990)			$2,325,131

Repurchase Agreements — 5.2%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/5/09, and an interest rate of 1.35%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $3,114,625(14).	$3,052	$3,052,333

Total Repurchase Agreements (identified cost $3,052,333)		$3,052,333

Other Securities — 12.5%

	Interest
	Amount
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00%(15)	$7,354	$7,354,049

Total Other Securities — 12.5% (identified cost $7,354,049)		$7,354,049

Total Short-Term Investments (identified cost $12,717,372)		$12,731,513

Total Investments — 100.2% (identified cost 56,967,492)		58,645,784

Currency Options Written — (0.2)%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,335,000	76.40	4/6/10	$(143,199)

Total Currency Options Written (premiums received $152,300)					$(143,199)

Other Assets, Less Liabilities — 0.0%					$(1,543)

Net Assets — 100.0%					$58,501,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lanka Rupee

PLN	-	Polish Zloty

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 255,806.

(2)		Bond pays a 2.10% coupon on the face at the end of the payment period. Principal is adjusted based on the Chilean Inflation Indexed CPI. The original face is CLP 41,866,040 and the current face is CLP 41,909,240.

(3)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 40,592,690.

(4)		Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrolla) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,683,957.

(5)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $270,000 or 0.5% of the Portfolio’s net assets.

(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(7)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(8)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Poland Inflation Indexed CPI. The original face is PLN 565,000 and the current face is PLN 648,377.

(9)		Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 370,000 and the current face is TRY 373,139.

(10)		Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 426,000 and the current face is TRY 516,930.

(11)		Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 623,000 and the current face is TRY 821,103.

(12)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.

(13)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(14)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $15,872.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)
8/13/09	South African Rand 627,880	United States Dollar 198,076	$(8,753)
8/17/09	Euro 155,013	United States Dollar 216,458	(4,488)
8/20/09	Philippine Peso 9,400,000	United States Dollar 194,726	(541)
8/20/09	South African Rand 3,972,582	United States Dollar 488,392	(21,906)
8/24/09	Philippine Peso 7,100,000	United States Dollar 147,080	(363)
8/24/09	Philippine Peso 9,500,000	United States Dollar 194,036	(3,247)
8/27/09	Euro 140,000	United States Dollar 199,070	(483)
8/27/09	Swedish Krona 3,400,000	United States Dollar 454,436	(16,791)
8/31/09	Japanese Yen 19,400,000	United States Dollar 205,083	12
10/30/09	Sri Lanka Rupee 23,030,000	United States Dollar 197,462	(951)
11/06/09	Sri Lanka Rupee 17,000,000	United States Dollar 145,461	(858)
1/08/10	Sri Lanka Rupee 17,000,000	United States Dollar 144,129	(823)
1/08/10	Sri Lanka Rupee 7,000,000	United States Dollar 59,372	(314)
1/15/10	Sri Lanka Rupee 15,623,750	United States Dollar 132,889	(190)
1/15/10	Sri Lanka Rupee 10,625,000	United States Dollar 90,157	(344)
7/20/10	Kazakh Tenge 22,347,800	United States Dollar 137,103	(2,006)
7/21/10	Kazakh Tenge 22,253,300	United States Dollar 137,366	(1,126)
7/23/10	Kazakh Tenge 22,791,200	United States Dollar 140,470	(1,310)

			$(64,482)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)
8/06/09	Japanese Yen 1,160,214,160	United States Dollar 12,331,291	$(69,887)
8/07/09	Euro 4,910,388	United States Dollar 6,982,571	16,249
8/07/09	Euro 221,000	United States Dollar 310,950	4,043
8/10/09	Indian Rupee 13,290,000	United States Dollar 274,077	2,958
8/10/09	Indonesian Rupiah 1,058,000,000	United States Dollar 102,559	3,988
8/13/09	Japanese Yen 610,632,000	United States Dollar 6,448,204	5,504
8/13/09	New Turkish Lira 450,385	United States Dollar 287,345	18,185
8/20/09	Norwegian Krone 2,372,500	United States Dollar 372,186	14,719
8/21/09	Australian Dollar 183,000	United States Dollar 148,364	4,513
8/21/09	Australian Dollar 175,300	United States Dollar 139,795	6,650
8/24/09	British Pound Sterling 800,000	Euro 929,065	12,043
8/24/09	Colombian Peso 273,125,859	United States Dollar 137,043	(3,379)
8/26/09	Zambian Kwacha 235,100,000	United States Dollar 44,459	2,070
8/27/09	Norwegian Krone 1,240,000	United States Dollar 197,525	4,657
8/28/09	British Pound Sterling 115,349	United States Dollar 188,638	4,036
8/31/09	Serbian Dinar 10,100,000	Euro 107,241	567
8/31/09	Euro 469,311	United States Dollar 657,979	10,971
9/02/09	Brazilian Real 590,831	United States Dollar 309,255	5,594
9/03/09	Polish Zloty 2,098,730	Euro 500,866	6,055
9/04/09	Indonesian Rupiah 1,288,000,000	United States Dollar 129,291	156
9/21/09	Serbian Dinar 9,100,000	Euro 95,789	902
9/28/09	Indonesian Rupiah 1,890,000,000	United States Dollar 186,244	3,117
12/11/09	Zambian Kwacha 285,300,000	United States Dollar 53,577	465
12/21/09	Zambian Kwacha 360,000,000	United States Dollar 66,667	1,246
1/27/10	Zambian Kwacha 648,441,500	United States Dollar 119,243	1,255
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	2,407

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	$2,314
7/20/10	Ukraine Hryvnia 1,377,900	United States Dollar 137,104	(5,159)
7/21/10	Ukraine Hryvnia 1,360,000	United States Dollar 137,374	(7,190)
7/23/10	Ukraine Hryvnia 1,395,100	United States Dollar 140,919	(7,472)
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	(2,050)
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	(4,023)

			$35,504

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $78,209 and a payable of $6,896.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	3 MSCI Taiwan Index	Long	$76,514	$76,800	$286
9/09	5 Euro-Bobl	Long	815,578	827,743	12,165
9/09	6 Euro-Bund	Long	1,013,328	1,043,661	30,333
9/09	6 Euro-Buxl	Long	777,880	838,247	60,367
9/09	15 Euro-Schatz	Long	2,305,928	2,312,406	6,478
9/09	12 U.K. Gilt	Long	2,363,594	2,353,732	(9,862)
9/09	25 U.S. 30 Year Treasury Bond	Short	(2,839,756)	(2,975,000)	(135,244)
9/09	2 U.S. 5 Year Treasury Note	Short	(231,243)	(230,766)	477
9/09	5 U.S. 10 Year Treasury Note	Short	(586,076)	(586,406)	(330)

					$(35,330)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term of 8 1/2 to 10 1/2 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a term to maturity of 1 3/4 to 2 1/4 years.

•	MSCI Taiwan Index: A free-float weighted index of stocks listed on the Taiwan Stock Exchange.

•	U.K. Gilt: Gilt issues having maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

Credit Default Swaps — Sell Protection

			Contract
		Notional	Annual		Current	Net Unrealized
		Amount*	Fixed	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$200	5.25%	11/20/09	0.53%	$5,033
Iceland	Barclays Bank PLC	100	1.88	3/20/18	4.92	(17,728)
Iceland	JPMorgan Chase Bank	300	1.75	3/20/18	4.92	(55,526)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	4.77	(19,889)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	4.77	(17,215)
Kazakhstan	Barclays Bank PLC	200	9.75	11/20/09	2.19	8,589
Kazakhstan	Citigroup Global Markets	100	8.00	10/20/09	2.19	3,575
Malaysia	Barclays Bank PLC	200	2.40	3/20/14	0.76	(14,775)
Peru	Citigroup Global Markets	200	2.00	9/20/11	1.04	5,498
Peru	Citigroup Global Markets	100	2.90	10/20/13	1.37	6,868

						$(95,570)

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual		Net Unrealized
		Amount	Fixed	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%	12/20/13	$1,129
Austria	Barclays Bank PLC	100	1.42	3/20/14	(3,782)
Brazil	Barclays Bank PLC	250	1.65	9/20/19	(2,156)
Greece	JPMorgan Chase Bank	4,000	0.13	9/20/17	261,667
Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	(17,608)
Kazakhstan	Barclays Bank PLC	200	2.43	9/20/13	10,884
Lebanon	Citigroup Global Markets	150	3.30	9/20/14	(1,309)
Malaysia	Citigroup Global Markets	200	2.45	3/20/14	(15,221)
Thailand	Barclays Bank PLC	200	0.97	9/20/19	(2,393)
Thailand	Citigroup Global Markets	100	0.95	9/20/19	(1,032)
Turkey	Barclays Bank PLC	540	2.12	1/20/13	(4,886)
Turkey	Citigroup Global Markets	270	2.93	9/20/19	(18,291)

					$207,002

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $1,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

	Notional	Expiration		Portfolio	Net Unrealized
Counterparty	Amount	Date	Portfolio Pays	Receives	Appreciation
JPMorgan Chase Bank	$76,844	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$8,577

					$8,577

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate
	(Currency	(Currency	Floating	Fixed	Termination	Net Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY 99,705	USD 61,699	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(11,854)
Citigroup Global Markets	TRY 224,285	USD 135,274	3-month USD-LIBOR-BBA	12.10%	2/15/12	(30,547)
Citigroup Global Markets	TRY 318,742	USD 189,727	3-month USD-LIBOR-BBA	12.46%	8/14/13	(48,515)
Credit Suisse First Boston	TRY 166,085	USD 95,948	3-month USD-LIBOR-BBA	12.45%	2/15/12	(26,995)
JPMorgan Chase Bank	TRY 402,826	USD 273,854	3-month USD-LIBOR-BBA	11.20%	5/21/14	—

						$(117,911)

TRY — New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

		Principal Amount of
		Contracts	Premiums
		(000’s omitted)	Received
Outstanding, beginning of period	JPY	1,099,073	$117,803
Options written	JPY	1,335,000	152,300
Options expired		(1,099,073)	(117,803)

Outstanding, end of period	JPY	1,335,000	$152,300

JPY — Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk:  The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk:  The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$303,243	$(191,811)

		$303,243	$(191,811)

Equity	Futures Contracts	$286	$—
Equity	Total Return Swaps	8,577	—

		$8,863	$—

Foreign Exchange	Currency Options Purchased	$35,294	$—
Foreign Exchange	Currency Options Written	—	(143,199)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	212,885	(170,550)

		$248,179	$(313,749)

Interest Rate	Cross-Currency Swaps	$—	$(117,911)
Interest Rate	Futures Contracts	109,820	(145,436)

		$109,820	$(263,347)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,094,030

Gross unrealized appreciation	$2,690,459
Gross unrealized depreciation	(1,138,705)

Net unrealized appreciation	$1,551,754

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$27,553,686	$—	$27,553,686
Foreign Corporate Bonds	—	133,000	—	133,000
Collateralized Mortgage Obligations	—	1,832,930	—	1,832,930
Mortgage Pass-Through	—	16,359,361		16,359,361
Currency Options Purchased	—	35,294	—	35,294
Short-Term Investments	7,354,049	5,377,464	—	12,731,513

Total Investments	$7,354,049	$51,291,735	$—	$58,645,784

Forward Foreign Currency Exchange Contracts	$—	$212,885	$—	$212,885
Credit Default Swaps	—	303,243	—	303,243
Futures Contracts	110,106	—	—	110,106
Total Return Swaps	—	8,577	—	8,577

Total	$7,464,155	$51,816,440	$—	$59,280,595

Liability Description
Currency Options Written	$—	$(143,199)	$—	$(143,199)
Forward Foreign Currency Exchange Contracts	—	(170,550)	—	(170,550)
Credit Default Swaps	—	(191,811)	—	(191,811)
Cross-Currency Swaps	—	(117,911)	—	(117,911)
Futures Contracts	(145,436)	—	—	(145,436)

Total	$(145,436)	$(623,471)	$—	$(768,907)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Foreign Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$110,275	$101,663	$211,938
Realized gains (losses)	—	(15,668)	(15,668)
Change in net unrealized appreciation (depreciation)	(20,326)	4,545	(15,781)
Net purchases (sales)	—	(90,540)	(90,540)
Accrued discount (premium)	(202)	—	(202)
Net transfers to (from) Level 3	(89,747)	—	(89,747)

Balance as of July 31, 2009	$—	$—	$—

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009